PIMCO Variable Insurance Trust

Supplement dated January 9, 2019 to the Administrative Class Prospectus, Institutional Class Prospectus and Advisor Class and Class M Prospectus, each dated April 30, 2018, as supplemented

(the “Prospectuses”)

Disclosure Regarding the PIMCO CommodityRealReturn® Strategy Portfolio and the PIMCO Real Return Portfolio (each, a “Portfolio,” and collectively, the “Portfolios”)

Effective immediately, the CommodityRealReturn® Strategy Portfolio is jointly managed by Mihir Worah, Nicholas J. Johnson, Greg Sharenow and Stephen Rodosky. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Mihir Worah, Nicholas J. Johnson, Greg Sharenow and Stephen Rodosky. Mr. Worah is CIO Real Return and Asset Allocation and a Managing Director of PIMCO. Messrs. Johnson and Rodosky are Managing Directors of PIMCO. Mr. Sharenow is an Executive Vice President of PIMCO. Mr. Worah has managed the Portfolio since December 2007, Mr. Johnson has managed the Portfolio since January 2015, Mr. Sharenow has managed the Portfolio since November 2018, and Mr. Rodosky has managed the Portfolio since January 2019.

In addition, effective immediately, the PIMCO Real Return Portfolio is jointly managed by Mihir Worah and Stephen Rodosky. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Mihir Worah and Stephen Rodosky. Mr. Worah is CIO Real Return and Asset Allocation and a Managing Director of PIMCO, and he has managed the Portfolio since December 2007. Mr. Rodosky is a Managing Director of PIMCO, and he has managed the Portfolio since January 2019.

In addition, effective immediately, disclosure concerning the Portfolios’ portfolio managers in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO CommodityRealReturn® Strategy	Nicholas J. Johnson	1/15

Managing Director, PIMCO. He joined PIMCO in 2004 and previously managed the portfolio analyst group. Prior to joining PIMCO, he worked at NASA’s Jet Propulsion Laboratory, developing Mars missions and new methods of autonomous navigation.

PIMCO CommodityRealReturn® Strategy PIMCO Long-Term U.S. Government PIMCO Real Return	Stephen Rodosky	1/19 7/07 1/19	Managing Director, PIMCO. Mr. Rodosky joined PIMCO in 2001 and specializes in portfolio management of treasuries, agencies and futures.

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO CommodityRealReturn® Strategy	Greg E. Sharenow	11/18

Executive Vice President, PIMCO. Mr. Sharenow joined PIMCO in 2011 and is a portfolio manager focusing on real assets. Prior to joining PIMCO, he was an energy trader at Hess Energy Trading, Goldman Sachs and DE Shaw. He was also previously senior energy economist at Goldman Sachs. He has investment and financial services experience since 2000 and holds bachelor’s degrees in mathematical methods in the social sciences and in economics from Northwestern University.

PIMCO CommodityRealReturn® Strategy PIMCO Global Multi-Asset Managed Allocation PIMCO Balanced Allocation PIMCO Real Return PIMCO Total Return	Mihir Worah	12/07 1/14 1/14 12/07 9/14

CIO Real Return and Asset Allocation and Managing Director, PIMCO. Mr. Worah is a portfolio manager and head of the real return and multi-asset portfolio management teams. Prior to joining PIMCO in 2001, he was a postdoctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. In 2012 he coauthored “Intelligent Commodity Indexing,” published by McGraw-Hill. He has investment experience since 2003 and holds a Ph.D. in theoretical physics from the University of Chicago.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_010919

PIMCO Variable Insurance Trust

Supplement Dated January 9, 2019 to the PIMCO CommodityRealReturn® Strategy Portfolio Administrative Class Prospectus, PIMCO CommodityRealReturn® Strategy Portfolio Institutional Class Prospectus, PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class Prospectus, and PIMCO CommodityRealReturn® Strategy Portfolio Class M Prospectus, each dated

April 30, 2018, as supplemented (the “Prospectuses”)

Disclosure Regarding the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”)

Effective immediately, the Portfolio is jointly managed by Mihir Worah, Nicholas J. Johnson, Greg Sharenow and Stephen Rodosky. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Mihir Worah, Nicholas J. Johnson, Greg Sharenow and Stephen Rodosky. Mr. Worah is CIO Real Return and Asset Allocation and a Managing Director of PIMCO. Messrs. Johnson and Rodosky are Managing Directors of PIMCO. Mr. Sharenow is an Executive Vice President of PIMCO. Mr. Worah has managed the Portfolio since December 2007, Mr. Johnson has managed the Portfolio since January 2015, Mr. Sharenow has managed the Portfolio since November 2018, and Mr. Rodosky has managed the Portfolio since January 2019.

In addition, effective immediately, disclosure concerning the Portfolio’s portfolio managers in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO CommodityRealReturn® Strategy	Nicholas J. Johnson	1/15

Managing Director, PIMCO. He joined PIMCO in 2004 and previously managed the portfolio analyst group. Prior to joining PIMCO, he worked at NASA’s Jet Propulsion Laboratory, developing Mars missions and new methods of autonomous navigation.

PIMCO CommodityRealReturn® Strategy	Stephen Rodosky	1/19	Managing Director, PIMCO. Mr. Rodosky joined PIMCO in 2001 and specializes in portfolio management of treasuries, agencies and futures.

PIMCO CommodityRealReturn® Strategy	Greg E. Sharenow	11/18

Executive Vice President, PIMCO. Mr. Sharenow joined PIMCO in 2011 and is a portfolio manager focusing on real assets. Prior to joining PIMCO, he was an energy trader at Hess Energy Trading, Goldman Sachs and DE Shaw. He was also previously senior energy economist at Goldman Sachs. He has investment and financial services experience since 2000 and holds bachelor’s degrees in mathematical methods in the social sciences and in economics from Northwestern University.

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO CommodityRealReturn® Strategy	Mihir Worah	12/07

CIO Real Return and Asset Allocation and Managing Director, PIMCO. Mr. Worah is a portfolio manager and head of the real return and multi-asset portfolio management teams. Prior to joining PIMCO in 2001, he was a postdoctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. In 2012 he coauthored “Intelligent Commodity Indexing,” published by McGraw-Hill. He has investment experience since 2003 and holds a Ph.D. in theoretical physics from the University of Chicago.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_010919

PIMCO Variable Insurance Trust

Supplement Dated January 9, 2019 to the PIMCO Real Return Portfolio Administrative Class Prospectus, PIMCO Real Return Portfolio Institutional Class Prospectus and PIMCO Real Return Portfolio Advisor Class Prospectus, each dated April 30, 2018, as supplemented (the “Prospectuses”)

Disclosure Regarding the PIMCO Real Return Portfolio (the “Portfolio”)

Effective immediately, the Portfolio is jointly managed by Mihir Worah and Stephen Rodosky. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Mihir Worah and Stephen Rodosky. Mr. Worah is CIO Real Return and Asset Allocation and a Managing Director of PIMCO, and he has managed the Portfolio since December 2007. Mr. Rodosky is a Managing Director of PIMCO, and he has managed the Portfolio since January 2019.

In addition, effective immediately, disclosure concerning the Portfolio’s portfolio managers in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Real Return	Stephen Rodosky	1/19	Managing Director, PIMCO. Mr. Rodosky joined PIMCO in 2001 and specializes in portfolio management of treasuries, agencies and futures.

PIMCO Real Return	Mihir Worah	12/07

CIO Real Return and Asset Allocation and Managing Director, PIMCO. Mr. Worah is a portfolio manager and head of the real return and multi-asset portfolio management teams. Prior to joining PIMCO in 2001, he was a postdoctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. In 2012 he coauthored “Intelligent Commodity Indexing,” published by McGraw-Hill. He has investment experience since 2003 and holds a Ph.D. in theoretical physics from the University of Chicago.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_010919

PIMCO Variable Insurance Trust

Supplement Dated January 9, 2019 to the Statement of Additional Information

Dated April 30, 2018, as supplemented (the “SAI”)

Disclosure Regarding the PIMCO CommodityRealReturn® Strategy Portfolio and the

PIMCO Real Return Portfolio

Effective immediately, the PIMCO CommodityRealReturn® Strategy Portfolio is jointly managed by Mihir Worah, Nicholas J. Johnson, Greg Sharenow and Stephen Rodosky, and the PIMCO Real Return Portfolio is jointly managed by Mihir Worah and Stephen Rodosky.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective immediately, the following sentence is added to the end of the paragraph immediately preceding the above table:

Effective January 9, 2019, the PIMCO CommodityRealReturn® Strategy Portfolio is jointly managed by Mihir Worah, Nicholas J. Johnson, Greg Sharenow and Stephen Rodosky; and the PIMCO Real Return Portfolio is jointly managed by Mihir Worah and Stephen Rodosky.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP4_010919